UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par Value
Issuer, description	rate (%)	date	rating (A)	(000)	Value
Bonds 0.19%					$2,505,000

(Cost $3,886,055)

Airlines 0.19%					2,505,000

Northwest Airlines Corp.,
Conv Sr Note (G)	Zero	11-15-23	D	$3,000	285,000
Gtd Conv Sr Note (G)	Zero	05-15-23	D	25,000	2,220,000

Issuer				Shares	Value
Common stocks 90.94%					$1,199,849,608

(Cost $943,589,533)

Agricultural Products 7.80%					102,901,606

Archer-Daniels-Midland Co.				1,927,700	63,768,316
Bunge Ltd. (Bermuda) (F)				364,200	39,133,290

Airlines 1.21%					16,015,853

Northwest Airlines Corp. (I)				899,767	16,015,853

Aluminum 4.34%					57,333,372

Alcoa, Inc.				1,465,577	57,333,372

Biotechnology 0.03%					378,160

Panacos Pharmaceuticals, Inc. (I)				236,350	378,160

Coal & Consumable Fuels 0.40%					5,306,934

CONSOL Energy, Inc.				93,150	4,340,790
International Coal Group, Inc. (I)(L)				217,600	966,144

Construction & Engineering 2.47%					32,543,926

KBR, Inc. (I)				839,410	32,543,926

Data Processing & Outsourced Services 0.66%					8,783,143

Wright Express Corp. (I)				240,700	8,783,143

Diversified Chemicals 1.91%					25,201,054

Bayer AG (Germany) (C)				318,140	25,201,054

Diversified Metals & Mining 3.69%					48,670,764

Agnico-Eagle Mines Ltd. (Canada) (F)				90,450	4,504,410
Freeport-McMoRan Copper & Gold, Inc.
(Class B)				343,950	36,076,915
Northern Dynasty Minerals Ltd.
(Canada) (F)(I)				607,970	6,718,068

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Titanium Resources Group Ltd.
(British Virgin Islands) (F)(I)	948,050	1,371,371

Food Distributors 1.80%		23,736,388

Sadia SA (ADR) (Brazil) (F)(L)	426,147	23,736,388

Gold 15.59%		205,669,731

Aurelian Resources, Inc. (Canada)
(F)(I)	1,008,584	7,531,139
Barrick Gold Corp. (Canada) (F)	1,410,950	56,833,066
Gammon Gold, Inc. (Canada) (F)(I)	224,800	2,661,632
Goldcorp, Inc. (Canada) (F)	1,216,092	37,163,772
Kinross Gold Corp. (Canada) (F)(I)	860,973	12,897,376
Lihir Gold Ltd. (Papua New Guinea) (F)	6,209,781	21,651,669
Mirimar Mining Corp. (Canada) (F)(I)	743,240	3,522,958
Newmont Mining Corp.	1,344,400	60,135,012
NovaGold Resources, Inc. (Canada)
(F)(I)	198,250	3,273,107

Health Care Equipment 1.09%		14,391,708

Kinetic Concepts, Inc. (I)	60,000	3,376,800
NMT Medical, Inc. (I)	733,050	5,842,408
Thoratec Corp. (I)	250,000	5,172,500

Health Care Technology 0.05%		653,034

Flamel Technologies SA (ADR) (France)
(F)(I)(L)	72,640	653,034

Integrated Oil & Gas 6.56%		86,586,332

Sasol Ltd. (ADR) (South Africa) (F)	1,068,119	45,918,436
Suncor Energy, Inc. (Canada) (F)	428,941	40,667,896

Integrated Telecommunication Services 1.06%		13,932,460

Chunghwa Telecom Co., Ltd. (ADR)
(Taiwan) (F)	753,921	13,932,460

Managed Health Care 2.13%		28,057,590

Aetna, Inc.	517,000	28,057,590

Multi-Utilities 4.27%		56,371,154

British Energy Group Plc (United
Kingdom) (F)(I)	5,176,591	56,371,154

Oil & Gas Drilling 1.77%		23,344,829

GlobalSantaFe Corp.
(Cayman Islands) (F)	170,899	12,991,742
Pogo Producing Co.	123,900	6,580,329
Questar Corp.	15,500	814,215
TETRA Technologies, Inc. (I)	139,950	2,958,543

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Oil & Gas Equipment & Services 4.63%		61,156,612

BJ Services Co.	225,550	5,988,352
Halliburton Co.	444,500	17,068,800
Schlumberger Ltd.	146,000	15,330,000
Smith International, Inc.	318,900	22,769,460

Oil & Gas Exploration & Production 16.63%		219,378,473

Canadian Natural Resources Ltd.
(Canada) (F)	568,856	43,090,842
Delta Petroleum Corp. (I)(L)	267,950	4,809,702
Denbury Resources, Inc. (I)	1,104,230	49,348,039
EnCana Corp. (Canada) (F)	20,000	1,237,000
Newfield Exploration Co. (I)	351,900	16,947,504
Petrolifera Petroleum Ltd.
(Canada) (F)(I)	86,548	1,323,870
Pioneer Natural Resources Co.	8,350	375,583
Plains Exploration & Production Co. (I)	936,782	41,424,500
Rosetta Resources, Inc. (I)(S)	240,495	4,410,678
SandRidge Energy, Inc. (I)(S)	350,000	7,350,000
Southwestern Energy Co. (I)	1,172,300	49,060,755

Oil & Gas Storage & Transportation 3.15%		41,571,933

Williams Cos., Inc. (The)	1,220,550	41,571,933

Pharmaceuticals 2.71%		35,771,522

Anesiva, Inc. (I)	320,000	1,836,800
Auxilium Pharmaceuticals, Inc. (I)	50,000	1,054,000
Elan Corp., Plc (ADR) (Ireland) (F)(I)	60,402	1,270,858
Endo Pharmaceuticals Holdings, Inc. (I)	482,000	14,946,820
Inspire Pharmaceuticals, Inc. (I)	302,700	1,625,499
Shire Plc (ADR) (United Kingdom) (F)	203,265	15,037,545

Precious Metals & Minerals 3.83%		50,492,069

Apex Silver Mines Ltd. (I)	826,300	16,071,535
Silver Standard Resources, Inc.
(Canada) (F)(I)(L)	923,050	34,420,534

Property & Casualty Insurance 1.08%		14,226,560

Progressive Corp. (The)	732,950	14,226,560

Reinsurance 1.80%		23,712,000

Berkshire Hathaway, Inc. (Class B) (I)	6,000	23,712,000

Tobacco 0.04%		507,569

Altria Group, Inc.	7,300	507,569

Water Utilities 0.24%		3,154,832

Companhia de Saneamento Basico do
Estado de Sao Paulo (ADR) (Brazil) (F)	63,863	3,154,832

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Exercise	Expiration	Number of
Issuer	Price ($)	Date	Contracts	Value
Options purchased 1.68%				$22,132,659

(Cost $27,282,731)

Puts 1.68%				22,132,659

Alliance Data Systems Corp.	80	October 07	800	212,000
Alliance Data Systems Corp.	80	December 07	544	163,200
Bear Stearns Cos., Inc. (The)	120	January 08	130	118,300
Bear Stearns Cos., Inc. (The)	115	January 08	170	125,800
Bear Stearns Cos., Inc. (The)	110	January 08	200	114,000
Bear Stearns Cos., Inc. (The)	120	April 08	110	135,300
Bear Stearns Cos., Inc. (The)	115	April 08	120	120,000
Bear Stearns Cos., Inc. (The)	110	April 08	100	87,000
Capital One Fincancial Corp.	65	March 08	535	267,500
Capital One Fincancial Corp.	65	January 09	557	564,798
Google, Imc.	500	January 09	410	1,480,100
Intel Corp.	27	April 08	7,380	2,059,020
iShares	90	December 07	21,652	5,737,780
iShares	88	March 08	7,865	2,162,875
iShares	87	March 08	7,592	1,480,440
iShares	86	March 08	11,931	1,908,960
iShares	85	March 08	16,931	2,370,340
Microchip Technology, Inc.	35	April 08	1,618	388,320
PowerShares	50	December 07	9,517	1,256,244
PowerShares	50	December 07	3,530	441,250
PowerShares	50	January 08	6,022	939,432

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 10.17%				$134,201,404

(Cost $134,201,404)

Joint Repurchase Agreement 7.27%				95,968,000

Joint Repurchase Agreement with
Barclays Plc dated 9-28-2007 at 3.950%
to be repurchased at $95,999,589 on
10-1-2007, collateralized by $61,658,657
US Treasury Inflation Indexed Bond,
3.625% due 4-15-28 (valued
at $97,887,360, including interest)	3.950%		$ 95,968	95,968,000

			Shares
Cash Equivalents 2.90%				38,233,404

John Hancock Cash Investment Trust
(T)(W)			38,233	38,233,404

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Total investments (Cost $1,108,959,723) 102.98%	$1,358,688,671

Other assets and liabilities, net (2.98%)	($39,305,273)

Total net assets 100.00%	$1,319,383,398

The percentage shown for each investment
category is the total value of that category
as a percentage of the net assets of the
Fund.

John Hancock
Large Cap Equity Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,760,678 or 0.89% of the net assets applicable to common shareholders as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $1,108,959,723. Gross unrealized appreciation and depreciation of investments aggregated $286,012,146 and $36,283,198, respectively, resulting in net unrealized appreciation of $249,728,948.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008